Discontinued Operations - Summarized Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets held for sale	$ 18,772	$ 113,085
Noncurrent assets held for sale	12,823	203,446
Current liabilities held for sale	8,455	31,155
Noncurrent liabilities held for sale	110	6,928
Noncontrolling interest of discontinued operations	46,219	22,967
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		1,756
Accounts receivable, net		45,678
Inventories		59,878
Prepaid expenses and other current assets		5,773
Current assets held for sale		113,085
Property, plant and equipment, net		10,769
Goodwill		22,308
Intangible assets, net		167,851
Other non-current assets		2,518
Noncurrent assets held for sale		203,446
Accounts payable		16,890
Accrued expenses and other current liabilities		14,265
Current liabilities held for sale		31,155
Deferred income taxes		6,380
Other noncurrent liabilities		548
Noncurrent liabilities held for sale		6,928
Noncontrolling interest of discontinued operations		17,936
Tridien | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	629	0
Accounts receivable, net	8,411	6,995
Inventories	8,465	6,972
Prepaid expenses and other current assets	1,267	782
Current assets held for sale	18,772	14,749
Property, plant and equipment, net	2,102	1,879
Goodwill	7,834	16,762
Intangible assets, net	2,717	4,722
Other non-current assets	170	256
Noncurrent assets held for sale	12,823	23,619
Accounts payable	4,264	3,991
Accrued expenses and other current liabilities	4,191	2,791
Current liabilities held for sale	8,455	6,782
Deferred income taxes	110	265
Other noncurrent liabilities	0	0
Noncurrent liabilities held for sale	110	265
Noncontrolling interest of discontinued operations	$ 916	2,744
CamelBak | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		975
Accounts receivable, net		22,492
Inventories		27,511
Prepaid expenses and other current assets		4,627
Current assets held for sale		55,605
Property, plant and equipment, net		7,987
Goodwill		5,546
Intangible assets, net		162,761
Other non-current assets		2,262
Noncurrent assets held for sale		178,556
Accounts payable		6,431
Accrued expenses and other current liabilities		9,834
Current liabilities held for sale		16,265
Deferred income taxes		6,115
Other noncurrent liabilities		548
Noncurrent liabilities held for sale		6,663
Noncontrolling interest of discontinued operations		14,932
American Furniture | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		781
Accounts receivable, net		16,191
Inventories		25,395
Prepaid expenses and other current assets		364
Current assets held for sale		42,731
Property, plant and equipment, net		903
Goodwill		0
Intangible assets, net		368
Other non-current assets		0
Noncurrent assets held for sale		1,271
Accounts payable		6,468
Accrued expenses and other current liabilities		1,640
Current liabilities held for sale		8,108
Deferred income taxes		0
Other noncurrent liabilities		0
Noncurrent liabilities held for sale		0
Noncontrolling interest of discontinued operations		$ 260